THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED SEPTEMBER 25, 2014, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2014, AS AMENDED SEPTEMBER 2, 2014

EFFECTIVE AS OF SEPTEMBER 25, 2014, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE HUNTINGTON REAL STRATEGIES FUND’S SUMMARY PROSPECTUS ON PAGE 44 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, CFA, Senior Vice President of the Advisor, and Paul W. Attwood, CFA, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Sorrentino has served as the Fund’s Portfolio Manager since its inception in 2007. Mr. Attwood has served as the Fund’s Portfolio Manager since 2014.

1

EFFECTIVE AS OF SEPTEMBER 25, 2014, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR” IN THE HUNTINGTON FUNDS’ PROSPECTUS ON PAGES 145 AND 146 WITH THE FOLLOWING:

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly-owned subsidiary of Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2013, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2013, Huntington National Bank had assets of over $59 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Peter Sorrentino, CFA, is responsible for the day-to-day management of the Disciplined Equity Fund.

Kirk Mentzer and Peter Sorrentino, CFA, are responsible for the day-to-day management of the Dividend Capture Fund.

Paul Attwood, CFA, and Martina Cheung, CFA, CMT, are responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund.

Peter Sorrentino, CFA, and Paul W. Attwood, CFA, are responsible for the day-to-day management of the Real Strategies Fund.

B. Randolph “Randy” Bateman, CFA, and Kirk Mentzer are responsible for the day-to-day management of the Situs Fund.

B. Randolph “Randy” Bateman, CFA, is responsible for the day-to-day management of the Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund.

Paul W. Attwood is responsible for the day-to-day management of the Global Select Markets Fund, International Equity Fund and Real Strategies Fund. Mr. Attwood has served as the Portfolio Manager of the Global Select Markets Fund since the Fund’s inception and has served as the Portfolio Manager of the International Equity Fund since 2012. He has served as the Portfolio Manager of the Real Strategies Fund since 2014. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood holds a Chartered Financial Analyst designation. He received his Bachelor’s degree from the University of Cincinnati.

B. Randolph “Randy” Bateman is responsible for the day-to-day management of the Situs Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund. Mr. Bateman has served as the Portfolio Manager of the Situs Fund since 2002 and has served as the Portfolio Manager of the Asset Allocation Funds since 2013. He is Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988

2

through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Martina Cheung is responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund. Ms. Cheung has served as the Portfolio Manager of the Global Select Markets Fund and International Equity Fund since 2014. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst and is currently a Senior Vice President and portfolio manager. Ms. Cheung holds a Chartered Financial Analyst designation and a Chartered Market Technician designation. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.

Kirk Mentzer is responsible for the day-to-day management of the Dividend Capture Fund and Situs Fund. Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and as Portfolio Manager of the Situs Fund since 2014. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Peter Sorrentino is responsible for the day-to-day management of the Dividend Capture Fund, Disciplined Equity Fund, and Real Strategies Fund. Mr. Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. He has served as Portfolio Manager of the Disciplined Equity Fund since 2012 and as Portfolio Manager of the Dividend Capture Fund since 2014. Mr. Sorrentino joined The Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

3

SUPPLEMENT DATED SEPTEMBER 25, 2014, TO THE HUNTINGTON FUNDS’ STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2014, AS AMENDED SEPTEMBER 2, 2014

EFFECTIVE AS OF SEPTEMBER 25, 2014, PLEASE REPLACE THE SECTION TITLED “ PORTFOLIO MANAGER INFORMATION” IN THE HUNTINGTON FUNDS’ STATEMENT OF ADDITIONAL INFORMATION ON PAGES 50 THROUGH 53 WITH THE FOLLOWING:

Portfolio Manager Information

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of the end of the Funds’ most recently completed fiscal year and none of the other Accounts described below has an advisory fee that is based on the performance of the account.

Disciplined Equity Fund

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 Funds/$428,905,496
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Dividend Capture Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	6 funds/$706,773,598
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001 - $500,000.

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 Funds/$203,857,313
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Global Select Markets Fund

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$212,320,412
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Other Accounts Managed by Martina Cheung	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	5 funds/$313,204,857
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

International Equity Fund

Other Accounts Managed by Paul W. Attwood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds / $104,954,565
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None

Other Accounts Managed by Martina Cheung	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	5 funds/$94,380,318
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None

Real Strategies Fund

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$430,828,661
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$179,505,576
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Situs Fund

Other Accounts Managed by B. Randolph “Randy” Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	9 funds/$208,145,453
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	6 funds/$626,634,098
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Balanced Allocation Fund

Other Accounts Managed by B. Randolph “Randy” Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	9 funds/$574,408,363
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Conservative Allocation Fund

Other Accounts Managed by B. Randolph “Randy” Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	9 funds/$591,721,179
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Growth Allocation Fund

Other Accounts Managed by Randy Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	9 funds/$580,220,069
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Mr. Bateman is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The cash incentive is part of the 2014 Management Incentive Plan (“MIP”). MIP is an annual plan that is funded based on a percentage of annual base salary measured against corporate objectives and paid based on individual and business unit performance.

Mr. Bateman is eligible for annual awards of stock options and restricted stock units on The Huntington National Bank’s holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

Mr. Attwood, Mr. Mentzer, Mr. Sorrentino, and Ms. Cheung, (collectively “Fund Managers”) are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on experience and performance, and is reviewed annually. The cash incentive is part of the 2014 Huntington Asset Advisors Incentive Plan (the “Plan”). The Plan has two quarterly award components which are as follows:

•	Participants are eligible for a quarterly award under the Plan as a new business sales incentive opportunity based on the first year fees generated by the account.

•	Participants are also eligible for a quarterly performance award under the Plan. The quarterly performance incentive is based on a percentage of the Fund Manager’s quarterly base salary and the assigned Fund’s Morningstar rankings as of the calendar quarter-end. In addition, the payout is also funded based on the retail growth of the Fund Manager’s respective Fund. The final pool is then adjusted for compliance and risk-related events. A percentage of the final quarterly award is subject to a deferral until after year-end with the final pooled/deferred amount subject to Corporate performance.

Mr. Attwood, Mr. Mentzer, Mr. Sorrentino, and Ms. Cheung are each eligible for an annual award of stock options and/or restricted stock units of Huntington Bank’s holding company stock, the amount of which is recommended by the Fund Manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company. Mr. Mentzer and Mr. Sorrentino are eligible, but have not elected, to participate in a deferred compensation program.

4